Exhibit 99.1

GM Financial Automobile Leasing Trust 2022-1

2.65% Exchange Note

Class A-1 0.57055% Asset Backed Notes

Class A-2 1.50% Asset Backed Notes

Class A-3 1.90% Asset Backed Notes

Class A-4 1.96% Asset Backed Notes

Class B 2.23% Asset Backed Notes

Class C 2.64% Asset Backed Notes

Class D 0.00% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/23
End of Period:	09/30/23
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	10/18/23
Distribution Date:	10/20/23
Transaction Month:	20

				Original Agg.
2022-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,096	01/04/2022	02/23/2022	$1,646,121,605

Total	56,096			$1,646,121,605

RECONCILIATION OF 2022-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$847,702,325

{2}	Reduction in Agg. Securitization Value due to payments	{2}	10,569,972
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,104,213
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	36,758,860
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	48,433,045

{7}	End of period Aggregate Securitization Value		{7}	$799,269,280

{8}	Pool Factor		{8}	48.554692%

RECONCILIATION OF 2022-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,599,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$800,580,720

{11}	Exchange Note Principal Payment Amount	{11}	48,433,045

{12}	End of period Exchange Note Balance	{12}	$752,147,675

{13}	Note Pool Factor	{13}	47.038629%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$240,000,000	$496,000,000	$496,000,000	$103,000,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$408,890,772	$103,000,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	48,433,045	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$360,457,727	$103,000,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	72.672929%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$71,610,000	$66,660,000	$41,160,000	$1,514,430,000

{23}	Beginning of period Note Balance	{23}	$71,610,000	$66,660,000	$41,160,000	$691,320,772

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	48,433,045
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$71,610,000	$66,660,000	$41,160,000	$642,887,727

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	42.450805%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$847,702,325

{31}	Ending Designated Pool Balance	{31}	799,269,280
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	799,269,280

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$48,433,045

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$800,580,720	$0	2.65%	30	30/360	$1,767,950

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2022-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$14,852,721
{37}	Net Liquidation Proceeds collected during period	{37}	42,760,121
{38}	Investment Earnings	{38}	254,696
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(254,696)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	57,612,842

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	706,419
{43}	To the 2022-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,767,950
{44}	To the 2022-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	48,433,045
{45}	To the 2022-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2022-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	6,705,428

{47}	Total Distributions:		{47}	$57,612,842

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$847,702,325
{49}	Ending Agg. Securitization Value	{49}	799,269,280
{50}	Principal Distributable Amount {48} - {49}		{50}	48,433,045

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	48,433,045

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	48,433,045

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$48,433,045

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.57055%	30	Actual/360	$0
{56}	Class A-2	$0	0	1.50%	30	30/360	0
{57}	Class A-3	$408,890,772	0	1.90%	30	30/360	647,411
{58}	Class A-4	$103,000,000	0	1.96%	30	30/360	168,234
{59}	Class B	$71,610,000	0	2.23%	30	30/360	133,076
{60}	Class C	$66,660,000	0	2.64%	30	30/360	146,652
{61}	Class D	$41,160,000	0	0.00%	30	30/360	0

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2022-1 Exchange Note Collections	{62}	$56,906,423
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	254,696
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	17,680
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	57,178,799

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	57,178,799

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	647,411
{78}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	168,234
{79}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80}	Class B Noteholders’ Interest Distributable Amount	{80}	133,076
{81}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class C Noteholders’ Interest Distributable Amount	{82}	146,652
{83}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class D Noteholders’ Interest Distributable Amount	{84}	0
{85}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Noteholders’ Principal Distributable Amount	{86}	48,433,045
{87}	To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	0
{89}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{93}	7,649,756

{94}	Total Distributions:		{94}	$57,178,799

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{95}	Class A	$511,890,772	$799,269,280	$0	$56,362,529	$0
{96}	Class B	583,500,772	799,269,280	0	56,229,453	0
{97}	Class C	650,160,772	799,269,280	0	56,082,801	0
{98}	Class D	691,320,772	799,269,280	0	56,082,801	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{99}	Excess Total Available Funds			{99}	$7,649,756
{100}	Beginning Note Balance	{100}	691,320,772
{101}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{101}	48,433,045
{102}	Pro-Forma Note Balance		{102}	642,887,727

{103}	Ending Aggregate Securitization Value	{103}	799,269,280
{104}	9.5% of Aggregate Securitization Value as of Cutoff ($156,381,553)	{104}	156,381,553
{105}	Required Pro Forma Note Balance {103} - {104}		{105}	642,887,727

{106}	Excess of Pro Forma Balance minus Required Pro Forma Balance {102} - {105}			{106}	0

{107}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{107}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{108}	Ending Aggregate Securitization Value	{108}	$799,269,280
{109}	End of Period Note Balance	{109}	752,147,675
{110}	Overcollateralization	{110}	47,121,605
{111}	Overcollateralization %		{111}	5.90%

	Asset Backed Notes:
{112}	Ending Aggregate Securitization Value	{112}	799,269,280
{113}	End of Period Note Balance	{113}	642,887,727
{114}	Overcollateralization	{114}	156,381,553
{115}	Overcollateralization %		{115}	19.57%

RECONCILIATION OF 2022-1 CASH RESERVE ACCOUNT

{116}	Specified Reserve Balance		{116}	$4,115,304

{117}	Beginning of Period Reserve Account balance		{117}	$4,115,304
{118}	Investment Earnings	{118}	17,680
{119}	From the Indenture Collection Account, the Reserve Account Required Amount	{119}	0
{120}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{120}	0
{121}	Total Reserve balance available:		{121}	4,132,984

{122}	Specified Reserve Balance		{122}	4,115,304

{123}	Release Excess Cash to Indenture Collection Available Funds		{123}	17,680

{124}	End of period Reserve Account balance		{124}	$4,115,304

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{125}	Receivables with Scheduled Payment delinquent 61 days or more	{125}	$1,821,907	0.23%

{126}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{126}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	October 17, 2023

GM Financial

GMALT 2022-1

Supplemental Monthly Data

September 30, 2023

	Aggregate Securitization Value	Residual Value
Beginning of Period	$847,702,325	$740,124,720
Change	(48,433,045)	(35,608,380)
End of Period	$799,269,280	$704,516,340

Residual Value as % of Agg. Securitization Value		88.15%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	32,566	791,772,105	99.06%
31 - 60 days	203	5,675,268	0.71%
61 - 90 days	45	1,179,310	0.15%
91 - 120 days	23	642,597	0.08%
Total	32,837	799,269,280	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	977	23,625,887	14,530	378,965,263
Standard terminations	525	10,935,429	6,965	138,930,441
Total retained by lessee	1,502	34,561,316	21,495	517,895,704
Returned Vehicles
Early terminations	37	707,577	289	5,663,395
Standard terminations	69	1,473,813	587	11,685,365
Total returned to dealer	106	2,181,390	876	17,348,760
Charged off leases / Repossessed vehicles	44	1,104,213	846	21,839,139
Repurchases	1	16,153	42	719,454
Other	0	0	0	0
Total terminations	1,653	37,863,072	23,259	557,803,057

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	151	2,554,373	0.30%

Deferments	13	341,028	0.04%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,104,213	21,839,139
less: Sales proceeds	1,271,012	26,695,084
less: Excess wear and excess mileage received	0	2,229
less: Other amounts received	0	0
Net Credit (Gain) Loss	(166,799)	(4,858,174)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	2,143,601	17,062,298
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	2,593,552	22,515,830
less: Excess wear and excess mileage received	24,492	114,831
less: Other recovery amounts	0	0
Residual (Gain) Loss	(474,443)	(5,568,363)

	Current Period	Prev. Month
Prepay Speed	1.1253%	1.2778%

Return Rate based on Scheduled to Terminate(2)	8.2555%	10.7717%

Return Rate based on Terminated Leases(3)	6.4126%	7.7457%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.